United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09018

                         AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2005

                   Date of reporting period: September 30, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2005 is provided below.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note B) - 3.04%
Barclays Capital, Incorporated, 3.90%, Due 10/3/2005                                 $ 200,000      $ 200,000
                                                                                                 ------------
       TOTAL REPURCHASE AGREEMENTS                                                                    200,000
                                                                                                 ------------

EURODOLLAR TIME DEPOSITS - 7.36%
Societe Generale, 4.00%, Due 10/3/2005                                                 250,000        250,000
UBS AG, 3.938%, Due 10/3/2005                                                          235,000        235,000
                                                                                                 ------------
       TOTAL EURODOLLAR TIME DEPOSITS                                                                 485,000
                                                                                                 ------------

TIME DEPOSITS - 1.46%
National City Bank of Indiana, 3.875%, Due 10/3/2005                                    96,116         96,116
                                                                                                 ------------
       TOTAL TIME DEPOSITS                                                                             96,116
                                                                                                 ------------

CERTIFICATES OF DEPOSIT AND BANK NOTES - 29.98%
CERTIFICATES OF DEPOSIT - U.S. BANKS  - 13.40%
Fifth Third Bank, 3.71%, Due 11/14/2005 (Note D)                                       197,000        196,987
JP Morgan Chase Bank, NA, (Note D)
  3.793%, Due 5/1/2006                                                                  10,000         10,008
  3.833%, Due 5/5/2006                                                                  50,000         50,040
SouthTrust Bank, 3.807%, Due 12/14/2005 (Note D)                                        40,000         39,998
SunTrust Bank, (Note D)
  3.529%, Due 10/3/2005                                                                 62,230         62,230
  3.961%, Due 3/24/2006                                                                 65,000         65,007
  3.73%, Due 5/12/2006                                                                 150,000        150,000
  3.797%, Due 5/17/2006                                                                 72,100         72,114
US Bank, NA, (Note D)
  3.945%, Due 12/29/2005                                                               175,000        174,986
  3.755%, Due 3/8/2006                                                                  30,000         29,999
  3.669%, Due 7/28/2006                                                                 31,385         31,396
                                                                                                 ------------
       TOTAL CERTIFICATES OF DEPOSIT - U.S. BANKS                                                     882,763
                                                                                                 ------------

YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES  - 16.58%
Barclays Bank, 3.754%, Due 6/21/2006 (Note D)                                           47,500         47,495
BNP Paribas, 3.595%, Due 1/30/2006 (Note D)                                             88,000         87,987
Credit Suisse First Boston, (Note D)
  3.81%, Due 11/10/2005                                                                100,000        100,002
  4.03%, Due 12/29/2005                                                                 20,400         20,402
  3.767%, Due 2/6/2006                                                                  10,000         10,001
  3.78%, Due 5/10/2006                                                                 150,000        150,034
Deutshe Bank AG,  3.51%, Due 10/11/2005                                                 50,000         50,000
HSBC Bank USA, 3.73%, Due 5/4/2006 (Note D)                                             85,000         85,021
Nordea Bank Finland, PLC, 3.582%, Due 10/27/2005 (Note D)                               25,000         24,999
Royal Bank of Scotland, 3.782%, Due 10/21/2006, 144A (Note C)                          150,000        150,000
Societe Generale, 3.595%, Due 1/30/2006 (Note D)                                        50,000         49,986
UBS AG, 3.58%, Due 1/30/2006 (Note D)                                                   50,000         49,986
Unicredito Italiano, (Note D)
  3.545%, Due 10/20/2005                                                               100,000         99,998
  3.823%, Due 12/19/2005                                                               166,000        165,982

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)
                                                                                                 ------------
       TOTAL YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES                                         1,091,892
                                                                                                 ------------
       TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                                 1,974,655
                                                                                                 ------------

VARIABLE RATE PROMISSORY NOTES (Note D) - 4.56%
Goldman Sachs Group, 3.81%, Due 8/9/2006                                               300,000        300,000
                                                                                                 ------------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                                           300,000
                                                                                                 ------------

VARIABLE RATE FUNDING AGREEMENTS (Notes A and D) - 2.28%
Metropolitan Life Insurance Company, 3.945%, Due 12/1/2005                             150,000        150,000
                                                                                                 ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                         150,000
                                                                                                 ------------

ASSET-BACKED COMMERCIAL PAPER, 144A (Notes C and E) - 14.36%
Clipper Receivables Corporation, 3.73%, Due 11/14/2005                                  50,000         49,782
FCAR Owner Trust Series I, 3.73%, Due 11/15/2005                                        50,000         49,777
Fountain Square Commercial Funding,
  3.62%, Due 10/27/2005                                                                 63,089         62,937
  3.62%, Due 10/31/2005                                                                 19,765         19,709
  3.63%, Due 11/1/2005                                                                  39,299         39,184
Galaxy Funding, Incorporated,
  3.47%, Due 10/5/2005                                                                  40,000         39,992
  3.75%, Due 11/22/2005                                                                 50,000         49,740
Golden Funding Corporation, 3.70%, Due 12/2/2005                                         7,335          7,290
GOVCO Incorporated,
  3.72%, Due 11/2/2005                                                                  45,000         44,860
  3.72%, Due 12/5/2005                                                                  47,000         46,694
K2 USA LLC,
  3.47%, Due 10/6/2005                                                                  28,640         28,632
  3.75%, Due 11/15/2005                                                                 42,000         41,812
Sheffield Receivables Corporation, 3.70%, Due 10/11/2005                                50,000         49,959
Scaldis Capital LLC,
  3.72%, Due 10/17/2005                                                                100,000         99,855
  3.64%, Due 11/2/2005                                                                  59,466         59,286
Sigma Finance Incorporated,
  3.46%, Due 10/5/2005                                                                  50,000         49,990
  3.64%, Due 10/24/2005                                                                 20,000         19,958
  3.68%, Due 11/1/2005                                                                  63,000         62,813
  3.68%, Due 11/4/2005                                                                  34,800         34,686
  3.70%, Due 11/9/2005                                                                  20,000         19,924
Three Rivers Funding, 3.70%, Due 10/11/2005                                             49,000         48,960
Windmill Funding Corporation, 3.70%, Due 10/27/2005                                     20,000         19,951
                                                                                                 ------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                            945,790
                                                                                                 ------------

COMMERCIAL PAPER (Note D)  - 1.14%
Halifax Bank of Scotland, PLC, 3.50%, Due 10/12/2005                                    50,000         49,956
UBS AG, 3.75%, Due 11/21/2005                                                           25,000         24,872
                                                                                                 ------------
       TOTAL COMMERCIAL PAPER                                                                          74,829
                                                                                                 ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)

VARIABLE RATE MEDIUM-TERM NOTES (Note D) - 35.50%
Abbey National Treasury Services, PLC, 3.649%, Due 1/13/2006, 144A (Note C)            102,000        102,010
American Honda Finance Corporation, 144A (Note C)
  3.62%, Due 10/7/2005                                                                  25,000         25,000
  3.997%, Due 2/6/2006                                                                  13,000         13,012
  3.75%, Due 2/13/2006                                                                  25,000         25,000
  3.79%, Due 2/16/2006                                                                  25,000         25,002
  3.87%, Due 2/21/2006                                                                  35,120         35,131
Bayerische Landesbank Girozentrale, 3.943%, Due 2/1/2006                                24,000         24,023
Citigroup, Incorporated,
  4.015%, Due 3/20/2006                                                                105,975        106,055
  3.935%, Due 5/19/2006                                                                 40,000         40,036
Citigroup Global Markets Holdings, Incorporated,
  3.884%, Due 12/12/2005                                                                18,000         18,003
  3.884%, Due 3/16/2006                                                                 50,585         50,595
  3.901%, Due 6/6/2006                                                                  25,000         25,029
  3.775%, Due 7/25/2006                                                                100,000        100,124
Fifth Third Bank, 3.623%, Due 11/1/2005                                                 75,000         74,997
General Electric Capital Corporation,
  3.70%, Due 10/24/2005                                                                 43,975         43,977
  3.91%, Due 2/3/2006                                                                   97,544         97,620
  3.947%, Due 2/6/2006                                                                  30,275         30,301
  3.950%, Due 5/12/2006                                                                 10,983         10,997
  3.889%, Due 10/19/2006                                                               180,000        180,000
Halifax Bank of Scotland plc, 144A (Note C)
  4.48875%, Due 1/12/2006                                                              106,000        106,014
  3.69%, Due 1/26/2006                                                                  23,000         23,005
  4.04%, Due 6/30/2006                                                                  76,600         76,636
  3.841%, Due 8/28/2006                                                                 40,000         40,016
Merrill Lynch & Company, Incorporated, 3.936%, Due 3/17/2006                            45,000         45,017
Metropolitan Life Global Funding I, 3.906%, Due 3/17/2006, 144A (Note C)                22,000         22,006
JP Morgan Chase & Company, 3.88%, Due 10/31/2005                                        10,000         10,002
Morgan Stanley Group, Incorporated, 4.25%, Due 3/27/2006                               284,100        284,506
Toyota Motor Credit Corporation,
  3.53%, Due 10/7/2005                                                                  70,000         70,000
  3.772%, Due 11/18/2005                                                                50,000         50,000
  3.55%, Due 7/14/2006                                                                 175,000        175,026
  3.815%, Due 9/15/2006                                                                 84,200         84,203
Wells Fargo and Company,
  3.861%, Due 3/3/2006                                                                  88,613         88,664
  3.924%, Due 6/12/2006                                                                 67,500         67,565
  3.96%, Due 9/15/2006                                                                  18,500         18,524
  3.758%, Due 10/15/2006, 144A (Note C)                                                150,000        150,000
                                                                                                 ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                        2,338,093
                                                                                                 ------------
TOTAL INVESTMENTS - 99.68% (Cost $6,564,482)                                                        6,564,483
                                                                                                 ------------
OTHER ASSETS, NET OF LIABILITIES - 0.32%                                                               21,021
                                                                                                 ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)

TOTAL NET ASSETS - 100%                                                                           $ 6,585,504
                                                                                                 ============

Based on the cost of investments of $6,564,483 for federal income tax purposes at September 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.50%, Due 11/1/2019, Total Value - $204,000; and for Goldman Sachs, 3.553% - 6.50%, Due 6/1/2018
    - 12/1/2044 Total Value - $780,300.


(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,738,620 or 26.40% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American Beacon Municipal Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended
September 30, 2005 is provided below.

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
Schedule of Investments
September 30,  2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par / Shares    Value
                                                                                                            ------------  ---------
                                                                                                              (dollars in thousands)
MUNICIPAL OBLIGATIONS (NOTE A) -- 92.34%
CALIFORNIA-- 7.43%
Los Angeles Department of Airports Revenue Bonds, Series 2003 A, (Airport, port and
  marina improvements), 3.00%, Due 5/15/2016, LOC US Bank                                                   $    1,000    $  1,000
City of  Irvine Assesment District - Special Assesment, 2.77%, Due 9/2/2025, LOC Bank of New York                1,389       1,389
                                                                                                                         ----------
TOTAL CALIFORNIA                                                                                                             2,389
                                                                                                                         ----------

COLORADO -- 3.89%
Colorado Educational  and Cultural Facilities Variable Rate Demand Revenue Bonds, Series A7,
  2.81%, Due 7/1/2029, LOC Wells Fargo Bank                                                                      1,250       1,250
                                                                                                                         ----------
TOTAL COLORADO                                                                                                               1,250
                                                                                                                         ----------

FLORIDA -- 8.80%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds, Series 2001
  (University Cove Apartment Project), 2.81%, Due 6/15/2034, LOC SouthTrust Bank, NA                             1,830       1,830
Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1992 (Adventist
  Health System/Sunbelt, Inc.), 2.78%, Due 11/15/2014, LOC  Suntrust Bank                                        1,000       1,000
                                                                                                                         ----------
TOTAL FLORIDA                                                                                                                2,830
                                                                                                                         ----------

ILLINOIS -- 5.60%
Village of Richton Park, Illinois-Industrial Development Revenue Bonds,  Series 1997 (Avatar Corporation
  Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank                                                            1,800       1,800
                                                                                                                         ----------
TOTAL ILLINOIS                                                                                                               1,800
                                                                                                                         ----------

INDIANA -- 3.11%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989 (ND-Tech
  Corporation Project), 2.83%, Due 7/1/2009, LOC Societe Generale                                                1,000       1,000
                                                                                                                         ----------
TOTAL INDIANA                                                                                                                1,000
                                                                                                                         ----------

KENTUCKY - 3.42%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001 (North American Stainless, L.P.),
  2.01%, Due 5/1/2031, LOC Fifth Third Bank                                                                      1,100       1,100
                                                                                                                         ----------
TOTAL KENTUCKY                                                                                                               1,100
                                                                                                                         ----------

MARYLAND - 5.23%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I (The Grand),
  2.01%, Due 6/1/2030, LOC Federal National Mortgage Association                                                 1,680       1,680
                                                                                                                         ----------
TOTAL MARYLAND                                                                                                               1,680
                                                                                                                         ----------

MICHIGAN - 5.54%
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily Housing Revenue Refunding
  Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York                                                               1,780       1,780
                                                                                                                         ----------
TOTAL MICHIGAN                                                                                                               1,780
                                                                                                                         ----------

NEVADA - 3.11%
Nevada Housing Divison-Variable Rate Demand  Multi-Unit Housing Revenue Bonds, Series 2004
  (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank                                              1,000       1,000
                                                                                                                         ----------
TOTAL NEVADA                                                                                                                 1,000
                                                                                                                         ----------

NEW YORK - 21.47%
Long Island Power Authority Subordinated Revenue Bonds, Subseries 1B,
   2.79%, Due 5/1/2023, LOC Bank of New York                                                                     1,000       1,000
New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds, Series 2002A
   (First Avenue Development), 2.76%, Due 10/15/2035, LOC Bank of New York                                         800         800
New York State Housing Finance Agency, 66 West 38th Street Housing Revenue Bonds, Series 2000A,
    2.78%, Due 5/15/2033, LOC Bank of New York                                                                   1,600       1,600
New York City, General Obligation Bonds, Series E,  2.72%, Due 8/1/2009, LOC Chase Manhattan                     1,500       1,500
New York City, General Obligation Bonds, 1994, Series A, 2.93%, Due 8/1/2016, LOC  Bank of New York              2,000       2,000
                                                                                                                         ----------
TOTAL NEW YORK                                                                                                               6,900
                                                                                                                         ----------

OHIO - 5.29%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B (Waste Management,
  Incorporated Project), 2.85%, Due 7/1/2020, LOC Fleet National Bank                                            1,700       1,700
                                                                                                                         ----------
TOTAL OHIO                                                                                                                   1,700
                                                                                                                         ----------

PENNSYLVANIA -- 2.49%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds, Series 1995
   (Grafika Commerial Printing Inc.), 2.85%, Due 9/1/2010, LOC First Union National Bank                           800         800
                                                                                                                         ----------
TOTAL PENNSYLVANIA                                                                                                             800
                                                                                                                         ----------

TEXAS -- 8.71%
City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities Revenue Bonds,

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
Schedule of Investments
September 30,  2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par / Shares    Value
                                                                                                            ------------  ---------
                                                                                                              (dollars in thousands)

  Series 1999 (Holnam Texas Limited Partnership Project) 2.03%, Due 9/1/2031, LOC Bank One                       1,200       1,200
Mansfield Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds, Series 1986,
   2.80%, Due 11/1/2026, LOC - Bank of New York                                                                  1,600       1,600
                                                                                                                         ----------
TOTAL TEXAS                                                                                                                  2,800
                                                                                                                         ----------

UTAH - 3.58%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996 (Holman, Inc. Project),
  2.05%, Due 8/1/2031, LOC Wachovia Bank, NA                                                                     1,150       1,150
                                                                                                                         ----------
TOTAL UTAH                                                                                                                   1,150
                                                                                                                         ----------

WYOMING - 4.67%
Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds, Series 1990A (Pacificorp Project),
  2.28%, Due 7/1/2015, LOC First National Bank                                                                   1,500       1,500
                                                                                                                         ----------
TOTAL WYOMING                                                                                                                1,500
                                                                                                                         ----------
TOTAL MUNICIPAL OBLIGATIONS                                                                                                 29,679
                                                                                                                         ----------

OTHER INVESTMENTS -- 7.48%
Federated Municipal Obligations Fund                                                                         1,163,424       1,163
BlackRock Provident MuniCash Fund                                                                            1,240,523       1,241
                                                                                                                         ----------
TOTAL OTHER INVESTMENTS                                                                                                      2,404
                                                                                                                         ----------

TOTAL INVESTMENTS-- 99.82% (COST $32,083)                                                                                   32,083
                                                                                                                         ----------

OTHER ASSETS, NET OF LIABILITIES -- 0.18%                                                                                       59
                                                                                                                         ----------

TOTAL NET ASSETS-- 100%                                                                                                  $  32,142
                                                                                                                         ==========

Based on the cost of investments of $32,083 for federal income tax purposes at September 30, 2005, there was no unrealized appreciation or depreciation of investments

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American Beacon U.S. Government Money Market Mileage Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
September 30, 2005 is provided below.

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                            Par Amount      Value
                                                                            ----------   ----------
                                                                              (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 75.04%
Banc of America Securities, LLC, 3.85%, Due 10/3/2005                        $  69,500   $  69,500
Barclays Capital, Incorporated, 3.90%, Due 10/3/2005                            78,778      78,778
Goldman Sachs, 3.78%, Due 10/3/2005                                             69,500      69,500
                                                                                        ----------
     TOTAL REPURCHASE AGREEMENTS                                                           217,778
                                                                                        ----------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 28.30%
Federal Home Loan Bank,
  Discount Note, 3.66%, Due 11/25/2005 (Note B)                                    500         497
  Variable Rate Note, 3.411%, Due 10/5/2005 (Note C)                             5,000       5,000
  Variable Rate Note, 3.914%, Due 4/4/2007 (Note C)                             10,000       9,994
Federal Home Loan Mortgage Corporation,
  Discount Note, 3.65%, Due 11/10/2005 (Note B)                                    787         784
  Discount Note, 3.69%, Due 12/13/2005 (Note B)                                  1,550       1,539
  Variable Rate Note, 3.84%, Due 12/27/2006 (Note C)                            10,000       9,992
Federal National Mortgage Association,
  Discount Note, 3.60%, Due 11/2/2005 (Note B)                                  11,883      11,847
  Discount Note, 3.64%, Due 11/9/2005 (Note B)                                   1,190       1,186
  Variable Rate Note, 3.386%, Due 10/3/2005 (Note C)                            16,300      16,300
  Variable Rate Note, 3.584%, Due 12/9/2005 (Note C)                            15,000      14,998
  Variable Rate Note, 3.794%, Due 12/22/2006 (Note C)                           10,000       9,993
                                                                                        ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                               82,130
                                                                                        ----------
TOTAL INVESTMENTS - 103.34% (Cost $299,908)                                                299,908
                                                                                        ----------

OTHER LIABILITIES, NET OF ASSETS - (3.34%)                                                  (9,702)
                                                                                        ----------

TOTAL NET ASSETS - 100%                                                                  $ 290,206
                                                                                        ==========

Based on the cost of investments of $299,908 for federal income tax purposes at September 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 9/1/2020-10/1/2035, Total Value - $70,890; and Barclays Capital,
    Incorporated, 4.50%, Due 11/1/2019, Total Value - $80,353; and Goldman Sachs, 4.29 - 6.03%, Due 5/1/2009 - 9/1/2035, Total Value - $70,890.

(B) Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MILEAGE FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2005
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2005
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 28, 2005
      -----------------